                                                   As Filed Pursuant to Rule 497
                                                   SEC File No. 33-86642



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FOUR
          SUPPLEMENT TO THE ANCHOR ADVISOR VARIABLE ANNUITY PROSPECTUS
                                Dated May 1, 2000


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The following replaces the investment charges and corresponding examples for the
CAPITAL APPRECIATION PORTFOLIO (the "Portfolio") of the Anchor Series Trust contained in the chart under the heading "Expenses" in the Profile:


-------------------------------------------------------------------------------------------------------------------
                          Total Annual       Total Annual       Total          Examples:
ANCHOR SERIES TRUST       Insurance          Investment         Annual         Total Expenses at  Total Expenses at
TRUST PORTFOLIO           Charges            Charges            Charges        end of 1 YEAR      end of 10 YEARS
-------------------------------------------------------------------------------------------------------------------
Capital Appreciation      1.52%              0.74%              2.26%           $23               $256
-------------------------------------------------------------------------------------------------------------------

     The expenses for the Portfolio contained in the chart under the heading "Portfolio Expenses" on page 3 of the Prospectus are amended as follows:

                                                ANCHOR SERIES TRUST
PORTFOLIO                                   MANAGEMENT        OTHER         TOTAL ANNUAL
                                            FEE               EXPENSES      EXPENSES
----------------------------------------------------------------------------------------
Capital Appreciation+                       0.70%             0.04%         0.74%


     +The expenses noted here are restated to reflect an estimate of fees of the Portfolio for the current fiscal year. On May 18, 2000, the Board of Trustees of Anchor Series Trust (the "Trust") approved an increase in the underlying management for the Portfolio for the most recent fiscal year from 0.67% to 0.74%. On July 19, 2000, the shareholders of the Portfolio also approved the increase. The fee increase is effective August 1, 2000.


     Also, the Examples on page 4 of the Prospectus for the Portfolio are amended as follows:


PORTFOLIO                           1 YEAR    3 YEARS    5 YEARS     10 YEARS
-----------------------------------------------------------------------------
Capital Appreciation                (a)$23    (a)$70      (a)$119    (a)$256
                                    (b)$23    (b)$70      (b)$119    (b)$256


Date:  August 1, 2000


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.